Consolidated Statement of Changes In Stockholders' Equity - 7 months ended Dec. 31, 2015 - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at May. 28, 2015
Balance, shares at May. 28, 2015
Issue of common stock	$ 10,000	$ (10,000)
Issue of common stock, shares	1,000,000,000
Net loss			$ 5,280		$ 5,280
Other comprehensive loss				$ (1,982)	(1,982)
Balance at Dec. 31, 2015	$ 10,000	$ (10,000)	$ 5,280	$ (1,982)	$ 3,298
Balance, shares at Dec. 31, 2015	1,000,000,000